Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions	19. Provisions

	Commercial litigation and disputes	Self- insurance reserves	Other	Total
	$m	$m	$m	$m
At 31 December 2024	14	9	16	39
Provided	16	11	4	31
Utilised	(15)	(9)	–	(24)
Released	(3)	–	(2)	(5)
Exchange and other adjustments	–	–	2	2
At 31 December 2025	12	11	20	43

Analysed as:
Current	11	4	6	21
Non-current	1	7	14	22
	12	11	20	43
19. Provisions continued
Self-insurance reserves
Self-insurance reserves consist of $7m of incurred but not reported (‘IBNR’) reserves and $4m of claims reported but not yet settled. $6m of these amounts relates to employment-related obligations. The utilisation of IBNR reserves is dependent on the timing of claims being reported and ultimately being settled; based on historical experience this is expected to be settled within five years. The maximum liabilities of the last five policy years is $131m, noting that actual claims did not significantly differ to estimates in 2025 or 2024.
Other
Other predominantly includes dilapidations provisions relating to leased properties.